DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Health and safety tax	$ 13,109	$ 17,683
Withholdings and perceptions made to third parties	89,189	201,559
Turnover Tax	162,572	116,105
Tax on exports	0	98,019
VAT	69,244	0
UT Others	0	464
Others	14,360	46,995
Total	348,474	480,825
Non-current [Abstract]
Health and safety tax	0	0
Withholdings and perceptions made to third parties	0	0
Turnover Tax	0	0
Tax on exports	0	0
VAT	0	0
UT Others	0	0
Others	0	0
Total	$ 0	$ 0